Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	BCE INC
Entity Central Index Key	0000718940
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Type	6-K
Document Fiscal Period Focus	Q2
Amendment Flag	false